Tangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of changes in tangible assets in the consolidated balance sheets
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost
Balance at 1 January 2022	25,529	24,423	1,537	51,489	4,429	—	—	4,429
Additions / disposals (net) due to change in the scope of consolidation	14	89	—	103	1	—	—	1
Additions / disposals (net)	604	(822)	(64)	(282)	109A	—	—	109
Transfers, exchange differences and other items	423	1,476	107	2,006	153	—	—	153
Balance at 31 December 2022	26,570	25,166	1,580	53,316	4,692	—	—	4,692
Additions / disposals (net) due to change in the scope of consolidation	11	37	—	48	(13)	—	—	(13)
Additions / disposals (net)	1,122	742	(34)	1,830	125A	—	—	125
Transfers, exchange differences and other items	(1,460)	(641)	30	(2,071)	33	—	—	33
Balance at 31 December 2023	26,243	25,304	1,576	53,123	4,837	—	—	4,837
Additions / disposals (net) due to change in the scope of consolidation	28	(1,192)	—	(1,164)	—	—	—	—
Additions / disposals (net)	730	(1,716)	(17)	(1,003)	179A	—	—	179
Transfers, exchange differences and other items	(1,345)	1,003	(104)	(446)	(235)	—	—	(235)
Balance at 31 December 2024	25,656	23,399	1,455	50,510	4,781	—	—	4,781

Accumulated depreciation
Balances at 1 January 2022	(12,015)	(5,238)	(149)	(17,402)	(1,789)	—	—	(1,789)
Disposals due to change in the scope of consolidation	(7)	(30)	4	(33)	—	—	—	—
Disposals	1,065	2,882	16	3,963	164	—	—	164
Charge for the year	(1,821)	—	(13)	(1,834)	(636)	—	—	(636)
Transfers, exchange differences and other items	(114)	(3,192)	(30)	(3,336)	(4)	—	—	(4)
Balance at 31 December 2022	(12,892)	(5,578)	(172)	(18,642)	(2,265)	—	—	(2,265)
Disposals due to change in the scope of consolidation	7	—	—	7	7	—	—	7
Disposals	284	2,540	—	2,824	160	—	—	160
Charge for the year	(1,744)	—	(11)	(1,755)	(609)	—	—	(609)
Transfers, exchange differences and other items	1,708	(2,744)	(16)	(1,052)	98	—	—	98
Balance at 31 December 2023	(12,637)	(5,782)	(199)	(18,618)	(2,609)	—	—	(2,609)
Disposals due to change in the scope of consolidation	—	686	—	686	—	—	—	—
Disposals	672	3,214	—	3,886	196	—	—	196
Charge for the year	(1,602)	—	(9)	(1,611)	(492)	—	—	(492)
Transfers, exchange differences and other items	948	(2,902)	46	(1,908)	91	—	—	91
Balance at 31 December 2024	(12,619)	(4,784)	(162)	(17,565)	(2,814)	—	—	(2,814)
A. Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balance at 1 January 2022	(255)	(102)	(408)	(765)	(15)	—	—	(15)
Impairment charge for the year	(95)	(33)	(29)	(157)	(2)	—	—	(2)
Releases	12	1	4	17	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	34	76	9	119	13			13
Exchange differences and other	115	25	45	185	(11)	—	—	(11)
Balance at 31 December 2022	(189)	(33)	(379)	(601)	(14)	—	—	(14)
Impairment charge for the year	(115)	(29)	(12)	(156)	(39)	—	—	(39)
Releases	5	11	4	20	4	—	—	4
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	36	—	4	40	5			5
Exchange differences and other	65	47	(38)	74	(1)	—	—	(1)
Balance at 31 December 2023	(198)	(4)	(421)	(623)	(45)	—	—	(45)
Impairment charge for the year	(280)	(70)	(81)	(431)	(33)	—	—	(33)
Releases	34	3	8	45	10	—	—	10
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	53	—	—	53	19	—	—	19
Exchange differences and other	(10)	32	76	98	—	—	—	—
Balance at 31 December 2024	(401)	(39)	(418)	(858)	(49)	—	—	(49)

Tangible assets, net
Balances at 31 December 2022	13,489	19,555	1,029	34,073	2,413	—	—	2,413
Balances at 31 December 2023	13,408	19,518	956	33,882	2,183	—	—	2,183
Balances at 31 December 2024	12,636	18,576	875	32,087	1,918	—	—	1,918

Disclosure of detailed information about property, plant and equipment
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	14,623	(4,467)	(175)	9,981	2,349
IT equipment and fixtures	5,285	(3,984)	—	1,301	53
Furniture and vehicles	6,445	(4,389)	—	2,056	11
Construction in progress and other items	217	(52)	(14)	151	—
Balances at 31 December 2022	26,570	(12,892)	(189)	13,489	2,413

Land and buildings	14,973	(5,010)	(154)	9,809	2,104
IT equipment and fixtures	5,614	(4,154)	—	1,460	60
Furniture and vehicles	5,412	(3,424)	—	1,988	19
Construction in progress and other items	244	(49)	(44)	151	—
Balances at 31 December 2023	26,243	(12,637)	(198)	13,408	2,183

Land and buildings	15,113	(5,516)	(353)	9,244	1,882
IT equipment and fixtures	5,283	(3,926)	—	1,357	23
Furniture and vehicles	4,963	(3,130)	—	1,833	13
Construction in progress and other items	297	(47)	(48)	202	—
Balances at 31 December 2024	25,656	(12,619)	(401)	12,636	1,918

Disclosure of maturity analysis of operating lease payments	In addition, the maturity analysis of the assets leased out under operating leases from Santander US Auto, is as follows:

EUR million

Maturity Analysis	2024
2025	3,524
2026	5,246
2027	4,481
2028	351